GOODWILL	3 Months Ended
Mar. 31, 2012
Goodwill Disclosure [Abstract]
GOODWILL
(6) GOODWILL

Goodwill (see Note 4) consists of the following (in thousands):

	March 31, 2012	December 31, 2011
	(unaudited)
Beginning of period	$5,219	$-
Goodwill on stores acquired	-	5,030
Exchange realignment	34	189

End of period	$5,253	$5,219